Basis of Presentation and Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

NOTE 1: BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

The accompanying condensed financial statements of Vivos Inc. (formerly Advanced Medical Isotope Corporation) (the “Company”) have been prepared without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and disclosures required by accounting principles generally accepted in the United States have been condensed or omitted pursuant to such rules and regulations. These condensed financial statements reflect all adjustments that, in the opinion of management, are necessary to present fairly the results of operations of the Company for the period presented. The results of operations for the nine months ended September 30, 2017, are not necessarily indicative of the results that may be expected for any future period or the fiscal year ending December 31, 2017 and should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2016, filed with the Securities and Exchange Commission on March 9, 2017.

In April of 2017, the Company filed a Certificate of Merger with the Delaware Division of Corporations in order to merge the Company’s wholly-owned subsidiary, IsoPet Solutions Corporation, with and into the Company. The Company therefore no longer prepares Consolidated Financial Statements.

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair value of financial instruments requires disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of September 30, 2017 and December 31, 2016, the balances reported for cash, prepaid expenses, accounts payable, and accrued expenses, approximate the fair value because of their short maturities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) Topic 820, “Fair Value Measurements,” established a three-tier fair value hierarchy to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company measures certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis were calculated using the Black-Scholes pricing model and are as follows at September 30, 2017 and December 31, 2016:

September 30, 2017	Total		Level 1		Level 2		Level 3
Liabilities:
Derivative Liability	$		$		$		$
Total Liabilities Measured at Fair Value		$-		$-		$-		$-

December 31, 2016	Total	Level 1		Level 2		Level 3
Liabilities:
Derivative Liability	$324,532	$		$		$324,532
Total Liabilities Measured at Fair Value	$324,532		$-		$-	$324,532

Reclassifications

Certain account balances from prior periods have been reclassified in the current period financial statements so as to conform to current period classifications.

Recent Accounting Pronouncements

There are no recently issued accounting pronouncements that the Company believes are applicable or would have a material impact on the financial statements of the Company.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Advanced Medical Isotope Corporation and its wholly-owned subsidiary IsoPet Solutions Corporation (“IsoPet”). All significant inter-company balances and transactions have been eliminated in consolidation.

Financial Statement Reclassification

Certain account balances from prior periods have been reclassified in these audited consolidated financial statements so as to conform to current period classifications.

Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Inventory

Inventory is reported at the lower of cost or market, determined using the first-in, first-out basis, or net realizable value. All inventories consist of finished goods. The Company had no raw materials or work in process. The Company had been carrying inventory consisting of two bottles of O-18 water for a value of $8,475. The Company determined this water was no longer usable and wrote off the $8,475 value as of December 31, 2016.

Fair Value of Financial Instruments

Fair Value of Financial Instruments, requires disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of December 31, 2016, and December 31, 2015, the balances reported for cash, prepaid expenses, accounts receivable, accounts payable, and accrued expenses, approximate the fair value because of their short maturities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company measures certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis were calculated using the Black-Scholes pricing model and are as follows at December 31, 2016:

	Total	Level 1	Level 2	Level 3
Assets:
Total Assets Measured at Fair Value	$-	$-	$-	$-

Liabilities:
Derivative Liability	324,532	-	-	324,532
Total Liabilities Measured at Fair Value	$324,532	$-	$-	$324,532

Assets and liabilities measured at fair value on a recurring basis are as follows at December 31, 2015:

	Total	Level 1	Level 2	Level 3
Assets
Total Assets Measured at Fair Value	$-	$-	$-	$-

Liabilities
Liability for lack of authorized shares	852,091	-	-	852,091
Derivative Liability	4,235,016	-	-	4,235,016
Total Liabilities Measured at Fair Value	$5,087,107	$-	$-	$5,087,107

Fixed Assets

Fixed assets are carried at the lower of cost or net realizable value. Production equipment with a cost of $2,500 or greater and other fixed assets with a cost of $1,500 or greater are capitalized. Major betterments that extend the useful lives of assets are also capitalized. Normal maintenance and repairs are charged to expense as incurred. When assets are sold or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in operations.

Depreciation is computed using the straight-line method over the following estimated useful lives:

Production equipment:	3 to 7 years
Office equipment:	2 to 5 years
Furniture and fixtures:	2 to 5 years

Leasehold improvements and capital lease assets are amortized over the shorter of the life of the lease or the estimated life of the asset.

Management of the Company reviews the net carrying value of all of its equipment on an asset by asset basis whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. These reviews consider the net realizable value of each asset, as measured in accordance with the preceding paragraph, to determine whether impairment in value has occurred, and the need for any asset impairment write-down.

License Fees

License fees are stated at cost, less accumulated amortization. Amortization of license fees is computed using the straight-line method over the estimated economic useful life of the assets.

The Company made a $10,000 investment in 2010 for an exclusive license with Battelle Memorial Institute regarding its technology for the production of a Brachytherapy seed. In August 2010, the Company entered into a License Agreement for the Patent Rights in the area of a Brachytherapy seed with a Fast-dissolving Matrix for Optimized Delivery of Radionuclides. This Agreement calls for a $10,000 nonrefundable fee upon execution, a royalty agreement on sales and on funds received from any sublicenses. The $10,000 nonrefundable fee paid upon execution was capitalized as License Fees and is amortized on the straight-line basis over a three-year life. Additionally, the Agreement calls for a minimum annual fee.

The Company agreed for a mutual termination of this license effective December 31, 2016 and that the $25,000 minimum annual fee for 2016 due January 2017 would not be owed. The Company was carrying $35,482 in patent costs relating to this license, which was written off as impaired assets during the twelve months ended December 31, 2016. The Company still has a $7,026 balance owed for patent expense accrued during 2016.

Calendar Year	Minimum Royalties per Calendar Year
2010	$-
2011	$-
2012	$2,500
2013	$5,000	(1)
2014	$7,500	(2)
2015	$10,000	(3)
2016 and each calendar year thereafter	$25,000	(4)

(1) Paid February 2014

(2) Paid February 2015

(3) Paid February 2016

(4) No longer owed due to termination of license agreement effective December 31, 2016

The Company made a $5,000 investment in February 2011 for a one-year option agreement to negotiate an exclusive license agreement with Battelle Memorial Institute regarding its patents for the production of RadioGel™. This option agreement calls for a $5,000 upfront fee for the option, which expired February 2012 and was fully expensed in the twelve months ended December 31, 2011. Effective March 2012, the Company entered into an exclusive license agreement with Battelle Memorial Institute regarding the use of its patented RadioGel™ technology. This license agreement calls for a $17,500 nonrefundable license fee and a royalty based on a percent of gross sales for licensed products sold; the license agreement also contains a minimum royalty amount to be paid each year starting with 2013.

Calendar Year	Minimum Royalties per Calendar Year
2012	$-
2013	$5,000	(1)
2014	$7,500	(2)
2015	$10,000	(3)
2016	$10,000	(4)
2017 and each calendar year thereafter	$25,000

(1) Paid February 2014

(2) Paid February 2015

(3) Paid February 2016

(4) $5,399 was paid January 2017 and the remaining $4,601 was paid February 2017.

The Company periodically reviews the carrying values of capitalized license fees and any impairments are recognized when the expected future operating cash flows to be derived from such assets are less than their carrying value.

Amortization is computed using the straight-line method over the estimated useful live of three years. Amortization of license fees was $0, and $1,339 for the years ended December 31, 2016, and 2015, respectively.

Patents and Intellectual Property

The Company had a total $35,482 of capitalized patents and intellectual property costs at December 31, 2015 for the patent rights in the area of a Brachytherapy seed with a Fast-dissolving Matrix for Optimized Delivery of Radionuclides. Effective December 31, 2016 the Company agreed to terminate this non-utilized patent license for which the $35,482 of capitalized patent and intellectual costs applied and therefore the Company wrote off $35,482 of capitalized costs in the twelve months ending December 31, 2016.

Revenue Recognition

The Company recognized revenue related to product sales when (i) persuasive evidence of the arrangement exists, (ii) shipment has occurred, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured.

Revenue for the fiscal year ended December 31, 2016 and December 31, 2015 consisted of consulting revenue. The Company recognizes revenue once an order has been received and shipped to the customer or services have been performed. Prepayments, if any, received from customers prior to the time products are shipped are recorded as deferred revenue. In these cases, when the related products are shipped, the amount recorded as deferred revenue is recognized as revenue. The Company does not accrue for sales returns and other allowances as it has not experienced any returns or other allowances.

Income from Grants and Deferred Income

Government grants are recognized when all conditions of such grants are fulfilled or there is reasonable assurance that they will be fulfilled. The Company has chosen to recognize income from grants as it incurs costs associated with those grants, and until such time as it recognizes the grant as income those funds received will be classified as deferred income on the balance sheet.

On September 1, 2015, the Company received notification it had been awarded from Washington State University, $42,019 grant funds from the sub-award project entitled “Optimized Injectable Radiogels for High-dose Therapy of Non-Resectable Solid Tumors”. The Company received $21,010 and $21,009 of the grand award in the twelve months ended December 31, 2016 and 2015, respectively.

Earnings (Loss) Per Share

The Company accounts for its earnings (loss) per common share by replacing primary and fully diluted earnings per share with basic and diluted earnings per share. Basic earnings (loss) per share is computed by dividing income (loss) available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) for the period, and does not include the impact of any potentially dilutive common stock equivalents since the impact would be anti-dilutive. The computation of diluted earnings per share is similar to basic earnings per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potentially dilutive common shares had been issued. However, since the Company does not have sufficient authorized shares of common stock, we did not include these in our calculation.

Securities, all of which represent common stock equivalents, that could be dilutive in the future as of December 31, 2016 and 2015, are as follows:

	December 31, 2016	December 31, 2015
Convertible debt	6,441,644	7,848,421
Preferred stock	37,735,920	16,270,000
Common stock options	2,402,500	51,350
Common stock warrants	3,579,505	6,791,003
Total potential dilutive securities	50,159,569	30,960,774

Research and Development Costs

Research and developments costs, including salaries, research materials, administrative expenses and contractor fees, are charged to operations as incurred. The cost of equipment used in research and development activities which has alternative uses is capitalized as part of fixed assets and not treated as an expense in the period acquired. Depreciation of capitalized equipment used to perform research and development is classified as research and development expense in the year computed.

The Company incurred $328,026 and $149,650 research and development costs for the years ended December 31, 2016, and 2015, respectively, all of which were recorded in the Company’s operating expenses noted on the income statements for the years then ended.

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred except for the cost of tradeshows which are deferred until the tradeshow occurs. Tradeshow expenses incurred and not expensed as of the years ended December 31, 2016, and 2015 were $0 and $14,800, respectively. During the twelve months ended December 31, 2016 and 2015, the Company incurred $284,138 and $0, respectively, in advertising and marketing costs.

Shipping and Handling Costs

Shipping and handling costs are expensed as incurred and included in cost of materials.

Legal Contingencies

In the ordinary course of business, the Company is involved in legal proceedings involving contractual and employment relationships, product liability claims, patent rights, and a variety of other matters. The Company records contingent liabilities resulting from asserted and unasserted claims against it, when it is probable that a liability has been incurred and the amount of the loss is reasonably estimable. The Company discloses contingent liabilities when there is a reasonable possibility that the ultimate loss will exceed the recorded liability. Estimated probable losses require analysis of multiple factors, in some cases including judgments about the potential actions of third-party claimants and courts. Therefore, actual losses in any future period are inherently uncertain. Currently, the Company does not believe any probable legal proceedings or claims will have a material impact on its financial position or results of operations. However, if actual or estimated probable future losses exceed the Company’s recorded liability for such claims, it would record additional charges as other expense during the period in which the actual loss or change in estimate occurred.

There had been an ongoing dispute with the landlord, Rob and Maribeth Myers, regarding the production center rent. During 2016, the Company reached a Settlement Agreement with regards to this dispute resulting in a payment of $438,830 for rent, interest, and costs.

There is an ongoing dispute with BancLeasing and Washington Trust Bank regarding application of lease payments to the principal loan amount for the linear accelerator, and the Company believed it overpaid by approximately $300,000. In 2016 the Company was awarded in the Superior Court of the State of Washington a total sum of $527,876 against BancLeasing. The Company is pursuing its options for collection of the awarded amount, however there can be no assurance as to any eventual collection.

Income Taxes

To address accounting for uncertainty in tax positions, the Company clarifies the accounting for income taxes by prescribing a minimum recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Company also provides guidance on de-recognition, measurement, classification, interest, and penalties, accounting in interim periods, disclosure and transition.

The Company files income tax returns in the U.S. federal jurisdiction, and Delaware. The Company did not have any tax expense for the years ended December 31, 2016 and 2015. The Company did not have any deferred tax liability or asset on its balance sheet on December 31, 2016 and 2015.

Interest costs and penalties related to income taxes, if any, will be classified as interest expense and general and administrative costs, respectively, in the Company’s financial statements. For the years ended December 31, 2016 and 2015, the Company did not recognize any interest or penalty expense related to income taxes. The Company believes that it is not reasonably possible for the amounts of unrecognized tax benefits to significantly increase or decrease within the next 12 months.

Stock-Based Compensation

The Company recognizes in the financial statements compensation related to all stock-based awards, including stock options, based on their estimated grant-date fair value. The Company has estimated expected forfeitures and is recognizing compensation expense only for those awards expected to vest. All compensation is recognized by the time the award vests.

The Company accounts for equity instruments issued in exchange for the receipt of goods or services from non-employees. Costs are measured at the fair market value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The value of equity instruments issued for consideration other than employee services is determined on the earlier of the date on which there first exists a firm commitment for performance by the provider of goods or services or on the date performance is complete. The Company recognizes the fair value of the equity instruments issued that result in an asset or expense being recorded by the Company, in the same period(s) and in the same manner, as if the Company has paid cash for the goods or services.

Recent Accounting Pronouncements

There are no recently issued accounting pronouncements that the Company believes are applicable or would have a material impact on the financial statements of the Company.

Reclassifications

Certain prior-year amounts have been reclassified to conform with current year’s presentation.